Long term debt (Details)	12 Months Ended
Jan. 31, 2020 USD ($)
Long term debt [Line Items]
Beginning Balance	$ 0
Assumed in PP&E acquisitions	699,757
Payments	(79,421)
Ending Balance	620,336
Current portion	126,119
Long-term portion	494,217
Mortgage on building
Long term debt [Line Items]
Beginning Balance	0
Assumed in PP&E acquisitions	513,294
Payments	(16,910)
Ending Balance	496,384
Current portion	23,707
Long-term portion	472,677
Equipment and Vehicle loans
Long term debt [Line Items]
Beginning Balance	0
Assumed in PP&E acquisitions	186,463
Payments	(62,511)
Ending Balance	123,952
Current portion	102,412
Long-term portion	$ 21,540